Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	May 05, 2026 USD ($) $ / shares shares	Apr. 30, 2026 USD ($)	Apr. 02, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Apr. 01, 2026 € / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 $ / shares shares
Noncontrolling Interest [Line Items]
Preferred stock, shares authorized (in shares)				10,000,000	10,000,000
Shares repurchased | $				$ 12,894	$ 12,894
Effect of the Corporate Reorganization Transactions | $				0	0
Adjustments To Additional Paid In Capital, Purchase Of Shares | $			$ 39,500	39,480	39,480
Non-controlling interest
Noncontrolling Interest [Line Items]
Shares repurchased | $				13,518	13,518
Effect of the Corporate Reorganization Transactions | $				$ 642,112	$ 642,112
Baker Hughes And Akastor
Noncontrolling Interest [Line Items]
Voting power percentage			0.00%
Equity interest percentage			73.00%
HMH Holding B.V. And Subsidiaries
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)				63,783,304	63,783,304			200	200	200
Common stock, par value (in usd per share) | (per share)								$ 1	€ 1	$ 1
Common stock, shares authorized (in shares)								200	200	200
Stock split, conversion ratio					346,774.96
Stock issuance costs | $					$ 10,380	$ 0
HMH Holding B.V. And Subsidiaries | Baker Hughes And Akastor
Noncontrolling Interest [Line Items]
Voting power percentage			0.00%
Equity interest percentage			73.00%
Class A Common Stock
Noncontrolling Interest [Line Items]
Common stock, par value (in usd per share) | $ / shares			$ 0.01
Common stock, shares authorized (in shares)				1,000,000,000	1,000,000,000
Common Stock, Conversion Ratio				1	1
Shares repurchased (in shares)	685,844		2,100,000
Equity-based compensation (in shares)			836,781
Shares issuable (in shares)				31,891,652	31,891,652
Class A Common Stock | Baker Hughes Holdings LLC
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)			15,945,826
Class A Common Stock | Akastor AS [Member]
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)			15,945,826
Class A Common Stock | IPO
Noncontrolling Interest [Line Items]
Shares issued (in shares)			10,520,000
Net proceeds | $			$ 197,800
Stock issuance costs | $			$ 12,600
Class A Common Stock | Over-Allotment Option
Noncontrolling Interest [Line Items]
Net proceeds | $		$ 12,900
Stock issuance costs | $		$ 800
Shares repurchased | $	$ 12,900
Class A Common Stock | HMH Holding B.V. And Subsidiaries
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)				12,042,625	12,042,625		100	100	100
Common stock, par value (in usd per share) | (per share)				$ 0.01	$ 0.01		€ 1
Common stock, shares authorized (in shares)				1,000,000,000	1,000,000,000
Conversion of stock, shares converted (in shares)			32,577,496		32,577,496
Shares issued (in shares)			8,420,000
Class A Common Stock | HMH Holding B.V. And Subsidiaries | Baker Hughes Holdings LLC
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)			15,945,826	17,338,748	17,338,748
Class A Common Stock | HMH Holding B.V. And Subsidiaries | Akastor AS [Member]
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)				17,338,748	17,338,748
Class B Common Stock
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)				31,891,652	31,891,652
Common stock, par value (in usd per share) | $ / shares	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)				500,000,000	500,000,000
Conversion of stock, shares issued (in shares)			32,577,496
Shares repurchased (in shares)	685,844		2,100,000
Class B Common Stock | Baker Hughes And Akastor
Noncontrolling Interest [Line Items]
Voting power percentage			73.00%
Class B Common Stock | Baker Hughes Holdings LLC
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)			15,945,826
Class B Common Stock | Akastor AS [Member]
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)			15,945,826
Class B Common Stock | HMH Holding B.V. And Subsidiaries
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)				31,891,652	31,891,652		100			100
Common stock, par value (in usd per share) | $ / shares				$ 0.01	$ 0.01
Common stock, shares authorized (in shares)				500,000,000	500,000,000
Conversion of stock, shares converted (in shares)			32,577,496		32,577,496
Shares issued (in shares)			8,420,000
Class B Common Stock | HMH Holding B.V. And Subsidiaries | Baker Hughes Holdings LLC
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)			15,945,826	17,338,748	17,338,748
Class B Common Stock | HMH Holding B.V. And Subsidiaries | Akastor AS [Member]
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)				17,338,748	17,338,748